Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted net loss per ordinary share (in Dollars per share)	$ 0.03	$ 0.06	$ 0.49
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	129,144,562	44,453,153	25,581,000